Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Current assets
Cash and cash equivalents	$ 14,858,903	$ 473,666	$ 15,219,039
Current financial assets at fair value through profit or loss	73,150	2,332	68,970
Current financial assets at amortized cost	45,963	1,465	46,080
Current contract assets	568,088	18,109	397,747
Accounts receivable, net	6,042,574	192,623	5,010,154
Other receivables	72,540	2,312	77,620
Current tax assets	1,238	40	18
Inventories	3,356,503	106,997	2,694,594
Prepayments	128,372	4,092	129,294
Total current assets	25,147,331	801,636	23,643,516
Non-current assets
Non-current financial assets at fair value through other comprehensive income	135,172	4,309	103,013
Non-current financial assets at amortized cost	43,219	1,378	43,034
Investments accounted for using equity method	190,210	6,063	320,213
Property, plant and equipment, net	18,691,192	595,830	19,996,760
Right-of-use assets	823,311	26,245	1,026,591
Deferred tax assets	113,049	3,604	126,213
Refundable deposits	21,608	689	19,852
Other non-current assets	187,329	5,972	100,660
Total non-current assets	20,205,090	644,090	21,736,336
Total assets	45,352,421	1,445,726	45,379,852
Current liabilities
Short-term bank loans	2,706,072	86,263	339,364
Notes payable	1,596	51	773
Accounts payable	1,166,973	37,200	698,199
Other payables	3,365,755	107,292	3,913,604
Other payables - related parties	8,312	265	21,473
Current tax liabilities	106,315	3,389	108,148
Current provisions	78,982	2,518	35,924
Current lease liabilities	114,605	3,653	235,898
Long-term bank loans, current portion	2,896,893	92,346	3,326,042
Current refund liabilities	10,333	330	36,396
Other current liabilities	25,267	806	23,690
Total current liabilities	10,481,103	334,113	8,739,511
Non-current liabilities
Long-term bank loans	9,867,797	314,562	10,432,539
Deferred tax liabilities	89,924	2,867	93,310
Non-current lease liabilities	740,311	23,599	821,057
Long-term deferred revenue	108,018	3,443	122,293
Net defined benefit liability, non-current	57,670	1,838	146,638
Guarantee deposits	20,486	653	21,186
Total non-current liabilities	10,884,206	346,962	11,637,023
Total liabilities	21,365,309	681,075	20,376,534
Equity attributable to equity holders of the Company
Capital stock	7,045,231	224,585	7,272,401
Capital surplus	5,866,991	187,025	6,055,773
Retained earnings
Legal reserve	3,268,022	104,177	3,121,210
Unappropriated retained earnings	7,791,481	248,374	8,444,082
Other equity interest	143,502	4,574	109,852
Treasury shares	(128,115)	(4,084)
Total equity	23,987,112	764,651	25,003,318
Total liabilities and equity	$ 45,352,421	$ 1,445,726	$ 45,379,852